Nonmarketable Equity Securities	12 Months Ended
Dec. 31, 2014
Nonmarketable Equity Securities [Abstract]
Nonmarketable Equity Securities [Text Block]
Note 5: Nonmarketable Equity Securities

At December 31, 2014 and December 31, 2013, the Company’s investment in nonmarketable equity securities consisted of Federal Home Loan Bank of Atlanta stock, which is required for continued membership, of $2.6 million and $2.3 million, respectively. These investments are carried at cost.